Cover	Jun. 23, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in its Current Report on Form 8-K filed with the Securities and Exchange Commission on June 23, 2025 (the “Original Form 8-K”), on June 18, 2025 (the “Closing Date”), Shineco Life Science Group Hong Kong Co., Limited (“Shineco Life Science”), a subsidiary of Shineco, Inc. (the “Company”), closed an acquisition of 51% of the equity interests in InfiniClone Limited, a company limited by shares incorporated in Hong Kong (“InfiniClone”), pursuant to the share purchase agreement (the “SPA”) dated April 22, 2025 with Dr. Lim Kah Meng, the sole shareholder of InfiniClone (the “Seller”). On or prior to the Closing Date, the closing conditions as set forth in the SPA were satisfied or otherwise waived by the parties thereto, and the Seller has transferred 51% of the equity interests in InfiniClone to Shineco Life Science; therefore, InfiniClone became a direct subsidiary of Shineco Life Science.
Document Period End Date	Jun. 23, 2025
Entity File Number	001-37776
Entity Registrant Name	SHINECO, INC.
Entity Central Index Key	0001300734
Entity Tax Identification Number	52-2175898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 1707, Block D, Modern City SOHO
Entity Address, Address Line Two	No. 88, Jianguo Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100022
City Area Code	(+86)
Local Phone Number	10-87227366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SISI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false